Net Income/(Loss) Per Common Share (Tables)	12 Months Ended
Dec. 31, 2014
Net Income (Loss) Per Common Share [Abstract]
Summary of dilutive shares exercise of outstanding stock instruments
	Year ended December 31, 2014 (Shares)	Year ended December 31, 2013 (Shares)
Options to purchase shares of common stock	725,952	825,214
Warrants	1,507,451	1,148,939
Series A convertible, redeemable preferred stock	52,500	52,500
Series B convertible preferred stock	1,066,981	1,066,981
	3,352,884	3,093,634